Shareholder Report, Holdings (Details) - C000263709 [Member]	Jun. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	23.00%
City of Houston Hotel Occupancy Tax And Special Revenue Series C 5 000 09 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Massachusetts Development Finance Agency Series A 5 500 10 01 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JEA Electric System Revenue Series B 4 000 10 01 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Philadelphia Gas Works Co 5 000 10 01 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
New York Transportation Development Corp 6 000 06 30 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
North Dakota Housing Finance Agency Series C 4 700 07 01 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pennsylvania Economic Development Financing Authority 5 250 06 30 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
County of Jefferson Sewer Revenue 5 500 10 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Commonwealth Financing Authority 4 000 06 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
BBB [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
A [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
AA [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%